Income Taxes (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013	Dec. 31, 2012 USD ($)
Tax effect	$ (3,193,000)
Number of consecutive quarters of pretax income | item	7
Proceeds from sale of common stock				$ 22,500,000
Net operating loss carry forwards	$ 25,166,000
Alternative minimum tax credit carryforwards	105,000	$ 75,000
Carryforwards utilize limit before the stock offering closed	163,000
Unutilized operating loss carryforwards that will expire	20,520,000
Reduced deferred tax assets and valuation allowance	6,977,000
Deferred tax liability to be recorded	$ 765,000
Federal income tax rate	34.00%	34.00%	34.00%
Additional bad debt deductions provided by Federal income tax laws	$ 2,250,000
Deferred tax asset	3,300,000
Unrecognized tax benefits	$ 0
Minimum [Member]
Net operating loss carryforwards expiration year	2024
Maximum [Member]
Net operating loss carryforwards expiration year	2033